RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Property operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property operating costs
Property operating costs	$ 47,164	$ 35,364
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	973	1,096
Legal	160	189
Consulting	41	90
Environmental and appraisals	334	511
Repairs and maintenance	698	804
Other	616	558
Property operating costs	2,822	3,248
Recoverable from tenants:
Property operating costs
Property taxes and utilities	33,598	23,784
Property insurance	2,946	2,391
Repairs and maintenance	3,916	2,733
Property management fees	2,793	2,001
Other	1,089	1,207
Property operating costs	$ 44,342	$ 32,116